Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Inventories

Inventories as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Finished goods	₩	1,180,329	822,177
Work-in-process		1,202,548	1,235,363
Raw materials		786,739	651,602
Supplies		180,759	163,776
	₩	3,350,375	2,872,918

Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales and usage of inventory write-downs

For the years ended December 31, 2020, 2021 and 2022, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales and usage of inventory write-downs are as follows:

(In millions of won)
	2020		2021	2022
Inventories recognized as cost of sales	₩	21,626,339	24,572,939	25,027,703
Including: Inventory write-downs		213,932	224,576	245,619
Usage of inventory write-downs		472,885	213,932	224,576